DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Movement in the Allowance for Impairment of Trade Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 4,202	$ 3,590	$ 3,171
Charged to costs and expenses	1,276	682	662
Amounts written off during the year	(35)	(70)	(243)
Balance at December 31	$ 5,443	$ 4,202	$ 3,590